SHARE-BASED COMPENSATION (Significant Modification) (Narrative) (Details) - 2011 Share Plan [Member] - USD ($) $ in Thousands		12 Months Ended
	Oct. 28, 2013	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation expense due to plan modification		$ 0
Non-employee consultants [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based awards remeasured	1,451,680
Non-employee consultants [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based awards remeasured	4,850,635